Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
15. SUBSEQUENT EVENTS
The Company has evaluated subsequent events through April 5, 2021, the date these consolidated financial statements are available to be issued,
and has determined that the following subsequent events require disclosure in the consolidated financial statements.
In February 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Gores Holdings VI Inc. (“Gores”), Maker Merger Sub, Inc. (“First Merger Sub”), and Maker Merger Sub II, LLC (“Second Merger Sub”), which provides for, among other things: (a) the merger of First Merger Sub with and into the Company, with the Company continuing as the surviving corporation (the “First Merger”); and (b) immediately following the First Merger and as part of the same overall transaction as the First Merger, the merger of the Company with and into Second Merger Sub, with Second Merger Sub continuing as the surviving corporation and a wholly owned subsidiary of Gores (the “Second Merger” and, together with the First Merger and the other transactions contemplated by the Merger Agreement, the “Merger”).
In February 2021, the holders of all of the Company’s outstanding warrants agreed to exercise their warrants contingent upon, and effective immediately prior to, the consummation of the First Merger.
In February 2021, the Company amended and restated its certificate of incorporation to include a merger with or into or consolidation with Gores Holdings VI, Inc., a Delaware corporation, or one or more of its subsidiaries (whether or not the Company is the surviving entity of such merger or consolidation), in the definition of “Liquidation Event”.
In February 2021, the Company amended and restated 2011 Stock Plan which allows the Company to grant restricted stock units (“RSUs”) and extended the terms of the plan until February 12, 2022, unless terminated earlier. The Company approved and granted a total of 1,353,200 shares of RSUs awards to certain employees under the amended and restated 2011 Stock Plan in February 2021.
In March 2021, the Company amended the performance condition of the performance-based stock option awards to a senior executive and as a result the award shall vest and become exercisable upon the closing of the Merger. The modification will result in a Type IV modification and the fair value of the stock option awards remeasured as of the modification date will be recognized upon the closing of the Merger, which will be approximately $8.2 million.
Events Subsequent to Original Issuance of Consolidated Financial Statements (unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through November 19, 2021, the date the financial statements were available to be reissued.
On July 22, 2021, in connection with the Merger, the Company raised gross proceeds of
 $
640.1
 million, including the contribution of $
345.1
 million of cash held in Gores’ trust account from its initial public offering and an aggregate purchase price of $
295.0
 million in a private placement pursuant to the subscription agreements (“Private Investment in Public Equity” or “PIPE) at $
10.00
per share of Gores’ Class A common stock. The Company paid $
0.9
 million to Gores’ stockholders who redeemed Gores’ Class A common stock immediately prior to the Closing. The Company and Gores incurred $
10.0
 million and $
26.3
 million transaction costs, respectively. The total transaction cost was $
36.3
 million, consisting of underwriting, legal, and other professional fees. The aggregate consideration paid to Legacy Matterport stockholders in connection with the Merger (excluding any potential
Earn-Out
Shares), was
218,875,000
shares of the Company Class A common stock, par value $
0.0001
per share. The Per Share Matterport Stock Consideration was equal to approximately
4.1193
(the “Exchange Ratio”).
The following transactions were completed concurrently upon the Closing:

•	Immediately prior to the Closing, 52,236 shares Series D redeemable convertible preferred stock of Legacy Matterport were issued to a customer of Legacy Matterport.

•	each issued and outstanding share of Legacy Matterport preferred stock was canceled and converted into the right to receive a total of 126,460,926 shares of the Matterport Class A common stock;

•	each Legacy Matterport warrant was exercised in full in exchange for the issuance of 1,038,444 shares of Matterport Class A common stock to the holder of such Matterport Warrants;

•
each issued and outstanding share of Legacy Matterport common stock (including the items mentioned in above points) was canceled and converted into the right to receive an aggregate number of shares of Class A common stock equal to the Per Share Matterport Stock Consideration;

•
each outstanding vested and unvested Legacy Matterport common stock option was converted into a rollover option, exercisable for shares of Matterport Class A common stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Per Share Matterport Stock Consideration; and

•
each outstanding and unvested Legacy Matterport RSU was converted into a rollover RSU for shares of Matterport Class A common stock with the same terms except for the number of shares, which were adjusted using the Per Share Matterport Stock Consideration

On July 22, 2021, the Company approved the 2021 Incentive Award Plan (“2021 Plan”) and the 2021 Employee Stock Purchase Plan (“2021 ESPP”).
At closing of the Merger, Legacy Matterport Stockholders and certain holders of Legacy Matterport Stock Options and RSUs are entitled to receive a number of
Earn-out
Shares comprising up to 23,460,000 shares of Class A common stock in the aggregate. There are six distinct tranches, and each tranche has 3,910,000
Earn-out
shares. The
Earn-out
shares are issuable if the daily volume weighted average price (based on such trading day) of one share of common stock exceeds $13.00, $15.50, $18.00, $20.50, $23.00, and $25.50 for a period of at least 10 days out of 30 consecutive trading days during the period beginning on the 180th day following the Closing and ending on the fifth anniversary of such date. The
Earn-out
shares are subject to early release if a change of control that will result in the holders of the Company common stock receiving a per share price equal to or in excess of the price target as above.
The Company repaid in full the Line of Credit of $3.0 million and the 2019 Term Loan of $2.4 million of principal outstanding during the nine months ended September 30, 2021.
The company repaid in full the 2018 Term loan of $5.6 million during the nine months ended September 30, 2021, including a $0.5 million required final payment fee pursuant to the 2018 Agreement and $0.1 million prepayment fee as the Company fully repaid the 2018 Term Loan in July 2021. The Company recorded $0.1 million loss on the extinguishment for the three months ended September 30, 2021.
The Company started repayment of principal of 2020 Term Loan in May 2021 and repaid in full the 2020 Term Loan of $2.0 million of principal outstanding during the nine months ended September 30, 2021. The Company recorded $0.1 million loss on the 20
20
Term Loan extinguishment for the three months ended September 30, 2021.